Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Feb. 28, 2018
Registrant Name	dei_EntityRegistrantName	GMO Series Trust
Central Index Key	dei_EntityCentralIndexKey	0001521894
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	May 17, 2018
Document Effective Date	dei_DocumentEffectiveDate	May 18, 2018
Prospectus Date	rr_ProspectusDate	Jun. 30, 2017
GMO Benchmark-Free Allocation Series Fund | Class R6
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GBMRX
GMO Benchmark-Free Allocation Series Fund | Class PS
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GBFPX
GMO Global Asset Allocation Series Fund | Class R6
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GATRX
GMO Global Equity Allocation Series Fund | Class R6
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GGASX
GMO International Equity Allocation Series Fund | Class R5
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GEAUX
GMO International Equity Allocation Series Fund | Class R6
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GEARX
GMO International Developed Equity Allocation Series Fund | Class R6
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GIDRX